Leases - Supplementary Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating lease cost
Operating lease cost	$ 5	$ 4
Short-term lease cost	0	0
Total Lease cost	5	4
Lease, Other Information [Abstract]
Cash paid for amounts included in the measurement of lease liabilities - Operating Cash flows	5	4
Right-of-use assets obtained in exchange for operating lease liabilities during the period	$ 0	$ 0
Weighted-average remaining lease term in months	12 months	28 months
Weighted-average discount rate	29.00%	13.00%